Borrowing Arrangements (Tables)	9 Months Ended
Sep. 30, 2015
Debt Disclosure [Abstract]
Term Loans and Other Debt
The following is a summary of our term loans and other debt as of September 30, 2015:

September 30, 2015
(In thousands)
Unsecured revolving credit facility	$138,000
Unsecured term loan due 2017	600,000
Unsecured term loan due 2020	800,000
Total	1,538,000
Unamortized debt issuance costs	19,563
Term loans and other debt	$1,518,437